SEGMENT INFORMATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales	$ 4,816	$ 11,742	$ 7,466	$ 14,925
First Customers [Member]
IfrsStatementLineItems [Line Items]
Sales			3,984	5,599
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Sales			$ 987	4,474
Third Customers [Member]
IfrsStatementLineItems [Line Items]
Sales				$ 1,581